UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2006

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     The Colony Group, LLC
Address:  2 Atlantic Avenue
          Boston, MA  02110

Form 13F File Number: 028-04819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Vincent Gratch, Esq.
Title: Chief Compliance Officer
Phone: 617-723-8200

Signature, Place, and Date of Signing:
Vincent Gratch                   Boston, MA                 05/15/06
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 128
Form 13F Information Table Value Total: $ 508,557 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
21ST CENTY INS GROUP           COM                             451 28550.00 SH       SOLE                                   28550.00
ADVISORY BOARD                 COM              00762w107      708 12705.00 SH       SOLE                                   12705.00
AFLAC INC                      COM              001055102    13639 302217.38SH       SOLE                                  302217.38
AIRGAS INC                     COM              009363102     1332 34080.40 SH       SOLE                                   34080.40
ALCON INC                      COM              H01301102     7666 73535.00 SH       SOLE                                   73535.00
ALLIANT TECHSYSTEMS INC        COM              018804104     1065 13810.00 SH       SOLE                                   13810.00
AMCOL INTL CORP                COM              02341w103      844 29325.00 SH       SOLE                                   29325.00
AMERICAN EXPRESS               COM              025816109    13091 249121.23SH       SOLE                                  249121.23
AMERICAN INTERNATIONAL GROUP I COM              026874107     4044 61200.00 SH       SOLE                                   61200.00
AMERUS GROUP CO                COM              03072m108     1319 21905.00 SH       SOLE                                   21905.00
AMGEN                          COM              031162100    13774 189336.00SH       SOLE                                  189336.00
AMPHENOL CORP NEW-CL A         CL A             032095101     2038 39070.00 SH       SOLE                                   39070.00
APACHE CORP                    COM              037411105     8128 124078.82SH       SOLE                                  124078.82
ARCH COAL                      COM              039380100     1285 16925.12 SH       SOLE                                   16925.12
ARCHER DANIELS-MIDLAND         COM              039483102    11244 334149.98SH       SOLE                                  334149.98
ASTEC INDS INC COM             COM              046224101      445 12400.00 SH       SOLE                                   12400.00
AVIALL INC NEW                 COM              05366b102      761 20000.00 SH       SOLE                                   20000.00
AVID TECHNOLOGY                COM              05367p100      456 10500.00 SH       SOLE                                   10500.00
BAKER HUGHES INC               COM              057224107     1026 15013.00 SH       SOLE                                   15013.00
BJ SERVICES CO                 COM              055482103     1529 44195.00 SH       SOLE                                   44195.00
BROADCOM CORP CL A             CL A             111320107     7231 167555.00SH       SOLE                                  167555.00
CACI INTERNATIONAL INC-CL A    CL A             127190304     2297 34940.00 SH       SOLE                                   34940.00
CAREMARK RX INC                COM              141705103    13789 280396.00SH       SOLE                                  280396.00
CARTER'S                       COM              146229109      242  3600.00 SH       SOLE                                    3600.00
CDW CORP                       COM              12512N105     7546 128237.72SH       SOLE                                  128237.72
CHARLES RIVER LABORATORIES INT COM              159864107     1154 23560.00 SH       SOLE                                   23560.00
CHARTER MUNI MORTGAGE ACCEPTAN COM              160908109      517 25475.00 SH       SOLE                                   25475.00
CHEMED COPR                    COM              16359r103      854 14400.00 SH       SOLE                                   14400.00
CHEVRONTEXACO CORP             COM              166764100     1313 22652.22 SH       SOLE                                   22652.22
CHICAGO MERCANTILE EXCHANGE HO COM              167760107     1333  2981.00 SH       SOLE                                    2981.00
CIMAREX ENERGY CO              COM              171798101      954 22075.00 SH       SOLE                                   22075.00
CISCO SYSTEMS INC              COM              17275R102    10047 463660.00SH       SOLE                                  463660.00
CIT GROUP INC                  COM              125581108    13461 251529.26SH       SOLE                                  251529.26
CITIGROUP INC                  COM              172967101      448  9493.00 SH       SOLE                                    9493.00
CITRIX SYSTEMS INC             COM              177376100     1451 38305.00 SH       SOLE                                   38305.00
CITY NATIONAL CORP             COM              178566105    10163 132355.73SH       SOLE                                  132355.73
COGNEX CORP                    COM              192422103     1166 39351.00 SH       SOLE                                   39351.00
COGNIZANT TECH SOLUTIONS       COM              192446102     2130 35820.00 SH       SOLE                                   35820.00
COMCAST CORP NEW CL A          CL A             20030N101    10233 391188.66SH       SOLE                                  391188.66
COMCAST CORP SPECIAL           COM              20030n200     2686 102835.00SH       SOLE                                  102835.00
COMMUNITY HEALTH SERVICES      COM              203668108      974 26965.00 SH       SOLE                                   26965.00
CORPORATE EXECUTIVE BOARD CO   COM              21988R102     1300 12885.35 SH       SOLE                                   12885.35
CVS CORP                       COM              126650100    14307 478991.54SH       SOLE                                  478991.54
DAVITA INC                     COM              23918k108     1208 20065.00 SH       SOLE                                   20065.00
DIGITAS INC                    COM              25388K104      513 35675.00 SH       SOLE                                   35675.00
DONALDSON CO INC               COM              257651109     1042 30865.73 SH       SOLE                                   30865.73
DUN & BRADSTREET CORP          COM              26483E100     1087 14180.00 SH       SOLE                                   14180.00
EMULEX CORP NEW                COM              292475209     1409 82450.00 SH       SOLE                                   82450.00
ESCO TECHNOLOGIES              COM              296315104      441  8725.00 SH       SOLE                                    8725.00
EURONET WORLDWIDE              COM              298736109      522 13825.00 SH       SOLE                                   13825.00
EXXON MOBIL CORP               COM              30231G102    12302 202140.13SH       SOLE                                  202140.13
FIDELITY BANKSHARES            COM              31604q107      663 19724.00 SH       SOLE                                   19724.00
FIRST CASH FINL SVCS INC       COM              31942D107      455 22800.00 SH       SOLE                                   22800.00
FIRST MARBLEHEAD CORP COM      COM              320771108     1175 27175.84 SH       SOLE                                   27175.84
FLORIDA ROCK INDS INC          COM              341140101     1630 28995.00 SH       SOLE                                   28995.00
FORTUNE BRANDS INC             COM              349631101      253  3140.00 SH       SOLE                                    3140.00
FORWARD AIR CORP               COM              349853101      423 11350.00 SH       SOLE                                   11350.00
GENERAL ELECTRIC CO            COM              369604103    12510 359689.53SH       SOLE                                  359689.53
GEVITY HR INC                  COM              374393106      369 15100.00 SH       SOLE                                   15100.00
GOLD STAR INTERNATIONAL INC    COM              380746107        0 100000.00SH       SOLE                                  100000.00
GUITAR CENTER INC              COM              402040109     1397 29295.00 SH       SOLE                                   29295.00
HCC INSURANCE HOLDINGS INC     COM              404132102     3066 88119.00 SH       SOLE                                   88119.00
HEALTHWAYS INC COM             COM              422245100      514 10100.00 SH       SOLE                                   10100.00
HENRY SCHEIN INC               COM              806407102     1152 24085.00 SH       SOLE                                   24085.00
HOLLY CORP NEW $0.01 PAR       COM              435758305     1025 13830.00 SH       SOLE                                   13830.00
HOSPIRA INC                    COM              441060100     1583 40135.00 SH       SOLE                                   40135.00
HYDRIL                         COM              448774109      876 11250.00 SH       SOLE                                   11250.00
IBM                            COM              459200101     8201 99452.15 SH       SOLE                                   99452.15
IRON MTN INC                   COM              462846106      436 10725.00 SH       SOLE                                   10725.00
ISHARES TR S&P SMLCAP 600      S&P SMLCAP 600   464287804     1360 20850.00 SH       SOLE                                   20850.00
ITT INDUSTRIES INC             COM              450911102    15092 268450.15SH       SOLE                                  268450.15
JOHNSON & JOHNSON              COM              478160104     1379 23302.78 SH       SOLE                                   23302.78
KINDER MORGAN INC              COM              49455p101    13824 150281.68SH       SOLE                                  150281.68
L-3 COMMUNICATIONS HOLDINGS IN COM              502424104    14831 172884.97SH       SOLE                                  172884.97
LAUREATE EDUCATION             COM              518613104    11945 223955.00SH       SOLE                                  223955.00
LUFKIN INDUSTRIES INC          COM              549764108      457  8250.00 SH       SOLE                                    8250.00
MEDTRONIC INC                  COM              585055106      229  4525.00 SH       SOLE                                    4525.00
MICROCHIP TECHNOLOGY INC       COM              595017104     1139 31380.00 SH       SOLE                                   31380.00
MICROSOFT CORP                 COM              594918104     8783 322820.28SH       SOLE                                  322820.28
MIDCAP SPDR TR UNIT SER 1      UNIT SER 1       595635103      289  2000.00 SH       SOLE                                    2000.00
MOHAWK INDUSTRIES INC          COM              608190104     1343 16650.00 SH       SOLE                                   16650.00
NATURAL RESOURCE PRTNRS        COM              63900p103      534 10125.00 SH       SOLE                                   10125.00
NAUTILUS GROUP INC             COM              63910B102      598 40000.00 SH       SOLE                                   40000.00
NEWFIELD EXPLORATION CO.       COM              651290108     1507 35980.00 SH       SOLE                                   35980.00
NUCO2                          COM              629428103     1102 34750.00 SH       SOLE                                   34750.00
OCCIDENTAL PETE CORP           COM              674599105     9018 97335.98 SH       SOLE                                   97335.98
PARK ELECTROCHEMICAL CORP      COM              700416209      470 15952.00 SH       SOLE                                   15952.00
PATTERSON-UTI ENERGY           COM              703481101     1065 33345.38 SH       SOLE                                   33345.38
PEABODY ENERGY CORP COM        COM              704549104     5871 116465.69SH       SOLE                                  116465.69
PEGASYSTEMS INC                COM              705573103     1543 189100.00SH       SOLE                                  189100.00
PEPSICO INC                    COM              713448108    13711 237269.32SH       SOLE                                  237269.32
PHELPS DODGE CORP              COM              717265102     1116 13860.00 SH       SOLE                                   13860.00
PRAXAIR INC                    COM              74005P104    15016 272279.07SH       SOLE                                  272279.07
PROCTER & GAMBLE CO            COM              742718109      669 11625.19 SH       SOLE                                   11625.19
QUAKER CHEMICAL CORP           COM              747316107      447 20585.00 SH       SOLE                                   20585.00
QUEST SOFTWARE INC             COM              74834t103      419 25125.00 SH       SOLE                                   25125.00
RESPIRONICS INC                COM              761230101     1117 28720.00 SH       SOLE                                   28720.00
ROBERT HALF INTERNATIONAL INC  COM              770323103      635 16455.31 SH       SOLE                                   16455.31
ROCKWELL COLLINS INC           COM              774341101     2249 39920.00 SH       SOLE                                   39920.00
ROPER INDUSTRIES               COM              776696106      566 11650.00 SH       SOLE                                   11650.00
ROYAL DUTCH SHELL ADR CL A     SPON ADR A       780259206      298  4800.00 SH       SOLE                                    4800.00
SCHLUMBERGER LTD               COM              806857108     8878 70144.63 SH       SOLE                                   70144.63
SCP POOL                       COM              784028102     1343 28640.00 SH       SOLE                                   28640.00
SEAGATE TECH                   COM              g7945j104     2525 95935.00 SH       SOLE                                   95935.00
SIERRA HEALTH SVCS             COM              826322109     1715 42145.00 SH       SOLE                                   42145.00
SLM                            COM              78442p106    12209 235065.85SH       SOLE                                  235065.85
STAPLES INC                    COM              855030102    15180 594852.00SH       SOLE                                  594852.00
SUPERVALU INC                  COM              868536103     1568 50881.64 SH       SOLE                                   50881.64
T ROWE PRICE GROUP INC         COM              74144t108    15275 195317.49SH       SOLE                                  195317.49
TEEKAY SHIPPING                COM              y8564w103      251  6785.00 SH       SOLE                                    6785.00
TESORO CORPORATION             COM              881609101     1212 17745.26 SH       SOLE                                   17745.26
TEVA PHARM INDS LTD            COM              881624209    16002 388591.41SH       SOLE                                  388591.41
TEXAS INSTRUMENTS INC          COM              882508104     9932 305907.94SH       SOLE                                  305907.94
TRANSOCEAN INC.                COM              G90078109     1705 21240.00 SH       SOLE                                   21240.00
UAP HLDG CORP COM              COM              903441103      668 31100.00 SH       SOLE                                   31100.00
USANA HEALTH SCIENCES          COM              90328m107      579 13900.00 SH       SOLE                                   13900.00
VALERO ENERGY CORP NEW         COM              91913Y100     4890 81800.39 SH       SOLE                                   81800.39
VCA ANTECH INC                 COM              918194101     1055 37055.00 SH       SOLE                                   37055.00
WELLPOINT HEALTH NETWORKS INC  COM              94973v107    15425 199213.11SH       SOLE                                  199213.11
WYETH                          COM              983024100    11863 244500.00SH       SOLE                                  244500.00
ASIA PACIFIC FUND              COM              044901106      211    11500 SH       SOLE                                      11500
I SHARES S&P EUROPE 350        S&P EURO PLUS    464287861     3198    35998 SH       SOLE                                      35998
ISHARES MSCI PACIFIC EX-JAPAN  MSCI PAC J IDX   464286665      823     7845 SH       SOLE                                       7845
ISHARES TRUST MSCI EAFE INDEX  MSCI EAFE IDX    464287465     3439    52987 SH       SOLE                                      52987
MORGAN STANLEY ASIA PACIFIC FU COM              61744U106     1041    61930 SH       SOLE                                      61930
MIDCAP SPDR TRUST              UNIT SER 1       595635103     3650    25216 SH       SOLE                                      25216
STREETTRACKS DJ LARGE GROWTH   DJ LRG CAP GRW   86330E109      241     4721 SH       SOLE                                       4721
STREETTRACKS DJ LARGE VALUE    DJ LRG CAP VAL   86330E208      301     4120 SH       SOLE                                       4120